Operating Segments	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Operating Segments

Note 26 - Segmental Reporting

A.	General

Operating segments are identified based on the internal reports regarding the components of the Company, which are routinely reviewed by the Group’s Chief Operational Decision Maker for the purpose of allocating resource and assessing the performance of operating segments. The set of reports which are submitted to the Group’s Chief Operating Decision Maker, for the purpose of allocating resources and assessing the performance of operating resources, is based on an evaluation of certain solar power systems located in Israel as fixed asset items, which generate electricity revenues, and not as a contract asset under concession arrangement.

Presented below are details regarding the Company’s operating segments, in accordance with IFRS 8:

Israel segment -	Produces its revenue from the sale of the electricity which is produced through solar energy in Israel, from power purchase agreements at fixed tariffs over extended periods.

Central-Eastern Europe segment -	Produces its revenue from the sale of the electricity which is produced through wind energy and solar energy in countries of Central-Eastern Europe, mostly at fixed tariffs over extended periods.

Western Europe segment -

Produces its revenue from the sale of the electricity which is produced through wind energy in countries of Western Europe, mostly at prices determined in the free market (willing buyer to willing seller).

Management and construction segment -

Produces its revenue from the provision of management services to projects in stages of development, construction or operation, and from the provision of construction services for projects which are fully or partially owned by the Company.

The results of the segments are measured based on the Company’s segment adjusted EBITDA which is the Operating Profit adjusted to add the Financial Asset repayments, depreciation and amortization, non-recurring events, and share-based compensation expenses attributed to the Company’s reportable segments.

B.	Segmental revenues and results

	For the year ended December 31, 2022
	Israel	Central-Eastern Europe	Western Europe	Management and construction	Total reportable segments	Adjustments	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands

External revenues	51,363	70,705	58,991	11,113	192,172	-	192,172
Inter-segment revenues	-	-	-	9,111	9,111	(9,111)	-
Total revenues	51,363	70,705	58,991	20,224	201,283	(9,111)	192,172

Segment Adjusted EBITDA	57,598	56,181	45,750	4,018	163,547	-	163,547

Reconciliations of unallocated amounts:
Headquarter costs (*)							(18,071)
Intersegment loss							2,038
Repayment of contract asset under concession arrangements							(17,579)
Depreciation and amortization and share based compensation							(50,940)
Other incomes not attributed to segments							11,617
Operating profit							90,612
Finance income							23,341
Finance expenses							(62,591)
Share in the losses of equity accounted investees							(306)

Profit before income taxes							51,056

(*)	Including general and administrative, project promotion and development expenses (excluding depreciation and amortization and share based compensation).

	For the year ended December 31, 2021
	Israel	Central-Eastern Europe	Western Europe	Management and construction	Total reportable segments	Adjustments	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands

External revenues	18,919	61,326	14,064	8,152	102,461	-	102,461
Inter-segment revenues	-	-	-	10,894	10,894	(10,894)	-
Total revenues	18,919	61,326	14,064	19,046	113,355	(10,894)	102,461

Segment Adjusted EBITDA	44,549	51,610	11,183	6,623	113,965	-	113,965

Reconciliations of unallocated amounts:
Headquarter costs (*)							(12,086)
Intersegment profit							(2,811)
Repayment of contract asset under concession arrangements							(32,857)
Depreciation and amortization and share based compensation							(24,480)
U.S. acquisition expense							(7,331)
Operating profit							34,400
Finance income							30,333
Finance expenses							(37,175)
Share in the losses of equity accounted investees							(189)

Profit before income taxes							27,369

(*)	Including general and administrative, project promotion and development expenses (excluding depreciation and amortization and share based compensation).

	For the year ended December 31, 2020
	Israel	Central-Eastern Europe	Western Europe	Management and construction	Total reportable segments	Adjustments	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands

Revenue from external	16,869	48,286	2,613	2,556	70,324	-	70,324
Inter-segment revenues	-	-	-	10,864	10,864	(10,864)	-
Total Revenues	16,869	48,286	2,613	13,420	81,188	(10,864)	70,324

Segment Adjusted EBITDA	40,722	40,317	1,222	3,693	85,954	-	85,954

Reconciliations of unallocated amounts:
Headquarter costs (*)							(7,016)
Intersegment profit							(1,194)
Repayment of contract asset under concession arrangements							(31,250)
Depreciation and amortization and share based compensation							(18,120)
Operating profit							28,374
Finance income							17,214
Finance expenses							(31,408)
Early prepayment fee							(67,594)
Share of loss of equity accounted investees							26

Loss before income taxes							(53,388)

(*)	Including general and administrative, project promotion and development expenses (excluding depreciation and amortization and share based compensation).